INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
Income tax provisions for the years ended December 31, 2016, December 26, 2015, and December 27, 2014 are summarized as follows (in thousands):

	2016	2015	2014
Currently Payable:
Federal	$42,397	$34,672	$18,664
State and local	6,341	6,643	4,852
Foreign	6,143	5,599	5,619
	54,881	46,914	29,135
Net Deferred:
Federal	(455)	(1,104)	4,128
State and local	438	96	1,079
Foreign	310	(36)	(193)
	293	(1,044)	5,014
	$55,174	$45,870	$34,149

Components of Earnings Before Income Taxes	The components of earnings before income taxes consist of the following:

	2016	2015	2014
U.S.	$140,106	$115,231	$79,365
Foreign	20,565	15,771	16,348
Total	$160,671	$131,002	$95,713

Effective Income Tax Rate Reconciliation
The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	3.1	3.6	4.1
Effect of noncontrolling owned interest in earnings of partnerships	(0.2)	(0.3)	(0.2)
Manufacturing deduction	(2.4)	(2.4)	(2.0)
Tax credits, including foreign tax credit	(1.4)	(1.6)	(1.9)
Change in uncertain tax positions reserve	0.4	0.3	(0.2)
Other permanent differences	0.1	0.7	0.6
Other, net	(0.3)	(0.3)	0.3
Effective income tax rate	34.3%	35.0%	35.7%

Components of Deferred Tax Assets and Liabilities
Temporary differences which give rise to deferred income tax assets and (liabilities) on December 31, 2016 and December 26, 2015 are as follows (in thousands):

	2016	2015
Employee benefits	$13,375	$10,996
Net operating loss carryforwards	13,605	1,256
Foreign subsidiary capital loss carryforward	509	478
Other tax credits	1,196	3,518
Inventory	2	1,264
Reserves on receivables	1,208	1,213
Accrued expenses	8,931	5,311
Other, net	2,323	4,728
Gross deferred income tax assets	41,149	28,764
Valuation allowance	(5,371)	(1,454)
Deferred income tax assets	35,778	27,310
Depreciation	(29,971)	(25,795)
Intangibles	(25,078)	(20,765)
Other, net	—	(3,276)
Deferred income tax liabilities	(55,049)	(49,836)
Net deferred income tax liability	$(19,271)	$(22,526)

Summary of Operating Loss Carryforwards
The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2016 - 2020	$—	$396	$2,300	$253	$118
2021 - 2025	—	469	117	180	440
2026 - 2030	—	689	—	—	—
2031 - 2035	7,726	1,204	202	—	—
Thereafter	16	220	268	—	—
Total	$7,742	$2,978	$2,887	$433	$558

Summary of Tax Credit Carryforwards
The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2016 - 2020	$—	$396	$2,300	$253	$118
2021 - 2025	—	469	117	180	440
2026 - 2030	—	689	—	—	—
2031 - 2035	7,726	1,204	202	—	—
Thereafter	16	220	268	—	—
Total	$7,742	$2,978	$2,887	$433	$558